Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

13.   Employee Benefit Plan

The Company has a defined contribution 401(k) retirement plan covering all employees who have met certain eligibility requirements. Eligible employees may contribute pretax compensation up to the maximum amount allowable under Internal Revenue Service limitations. Employee contributions and earnings thereon vest immediately. The Company matches up to 3% of the employee’s contributions. The Company’s expense related to its benefit plan during the years ended December 31, 2012, 2011, and 2010 was $685,000, $388,000, and $192,000, respectively.